QUARTERLY RESULTS (UNAUDITED) (Details2) (The Newsweek/Daily Beast Company (United States), USD $) In Millions, unless otherwise specified	3 Months Ended
Jun. 30, 2012
The Newsweek/Daily Beast Company (United States)
Schedule of Equity Method Investments [Line Items]
Mark To Market Adjustment For Previously Held Equity Method Investment After-Tax	$ 16.2